Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs
Interest and Finance Costs
11.

Interest and Finance Costs
The amounts in the accompanying consolidated statements of operations are analyzed as follows:
2022 2021 2020
Interest expense, debt $ 21,983 $ 18,067 $ 20,163
Finance liabilities interest expense 2,735 - -
Amortization of debt and finance liabilities issuance costs 2,286 1,865 1,066
Loan and other expenses 415 307 285
Interest expense and finance costs $ 27,419 $ 20,239 $ 21,514